Loans and advances to customers - Impaired loans between no past due and past due (Details) - Financial assets at amortized cost category - Loans to customers (non-performing) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Loans and advances to customers	$ 22,653	$ 21,909
Less than 3 Months
Financial assets
Loans and advances to customers	9,748	5,648
6 months
Financial assets
Loans and advances to customers	5,318	9,597
6 to 9 Months
Financial assets
Loans and advances to customers	1,646	1,067
9 to 12 Months
Financial assets
Loans and advances to customers	1,560	1,280
More than 12 Months
Financial assets
Loans and advances to customers	4,381	4,317
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	9,937	6,530
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	6,689	2,324
Commercial, financial and industrial loans | 6 months
Financial assets
Loans and advances to customers	1,434	3,310
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	676	326
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	808	196
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	330	374
Securitized mortgage assets
Financial assets
Loans and advances to customers	9,725	9,847
Securitized mortgage assets | Less than 3 Months
Financial assets
Loans and advances to customers	2,194	1,982
Securitized mortgage assets | 6 months
Financial assets
Loans and advances to customers	1,764	2,097
Securitized mortgage assets | 6 to 9 Months
Financial assets
Loans and advances to customers	965	741
Securitized mortgage assets | 9 to 12 Months
Financial assets
Loans and advances to customers	751	1,084
Securitized mortgage assets | More than 12 Months
Financial assets
Loans and advances to customers	4,051	3,943
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	1,328	2,543
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	451	868
Installment loans to individuals - Revolving consumer credit cards loans | 6 months
Financial assets
Loans and advances to customers	877	1,675
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	1,663	2,989
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	414	474
Installment loans to individuals - Non-revolving consumer loans | 6 months
Financial assets
Loans and advances to customers	1,243	$ 2,515
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers	5
Installment loans to individuals - Non-revolving consumer loans | 9 to 12 Months
Financial assets
Loans and advances to customers	$ 1